Financial Risk Management Policy - Liquidity Risk and Interest Rate Risk (Details) € in Thousands, $ in Millions	1 Months Ended
	Sep. 30, 2018 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Nov. 15, 2019 USD ($) item	Nov. 15, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Financial Risk Management Policy
Cash and cash equivalents			€ 741,982			€ 1,033,792	€ 886,521	€ 895,009
Senior Debt
Financial Risk Management Policy
Amount of borrowings refinanced					€ 5,800,000
Senior Secured Notes
Financial Risk Management Policy
Principal amount			1,675,000		€ 1,675,000
Number of bonds issued | item				2	2
Revolving Credit Facility, Maturing in 2025
Financial Risk Management Policy
Carrying amount | $		$ 0
Senior notes
Financial Risk Management Policy
Principal amount			2,675,000			1,000,000
EIB Loan
Financial Risk Management Policy
Carrying amount			233,750			244,375
EIB Loan, Maturing in 2028
Financial Risk Management Policy
Principal amount	€ 85,000
Debt term	10 years
Grace period	2 years
Liquidity risk
Financial Risk Management Policy
Cash and cash equivalents			741,982			1,033,792
Unused credit facility			532,169			404,808
Liquidity risk | Term Loan B
Financial Risk Management Policy
Principal amount				$ 2,500	€ 1,360,000
Liquidity risk | Senior Secured Notes
Financial Risk Management Policy
Principal amount					€ 1,675,000
Liquidity risk | Revolving Credit Facility, Maturing in 2025 | Maximum
Financial Risk Management Policy
Maximum borrowing capacity | $				$ 500
Liquidity risk | EIB Loan
Financial Risk Management Policy
Carrying amount			233,750			244,375
Liquidity risk | EIB Loan, Maturing in 2028
Financial Risk Management Policy
Principal amount	€ 85,000
Debt term	10 years
Grace period	2 years
Liquidity risk | Revolving credit facility
Financial Risk Management Policy
Unused credit facility			€ 445,434			€ 262,008
Interest rate risk | Fixed-interest
Financial Risk Management Policy
Percentage of fixed rate interest debt of the total debt		45.00%	45.00%			19.00%
Interest rate risk | Senior Debt | Euros
Financial Risk Management Policy
Percentage of total senior debt in euros of the Group's total senior debt		38.00%	38.00%			12.00%
Interest rate risk | Senior notes
Financial Risk Management Policy
Principal amount			€ 2,675,000
Interest rate risk | Senior notes | Euros
Financial Risk Management Policy
Percentage of fixed rate interest debt of the total debt		63.00%	63.00%
Interest rate risk | EIB Loan
Financial Risk Management Policy
Carrying amount			€ 233,750
Interest rate risk | EIB Loan | Euros
Financial Risk Management Policy
Percentage of additional loans received from EIB of the Group's total debt		5.00%	5.00%